EARNINGS PER SHARE - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator: Basic
Net earnings from continuing operations									$ 178,341	$ 133,163	$ 165,091
Net earnings attributable to redeemable noncontrolling interests									(562)	(104)	(595)
Net earnings from continuing operations attributable to Match Group, Inc. shareholders									177,779	133,059	164,496
Loss from discontinued operations, net of tax									(6,328)	(12,676)	(16,732)
Net earnings attributable to Match Group, Inc. shareholders	$ 73,811	$ 56,410	$ 34,078	$ 7,152	$ 35,593	$ 35,259	$ 23,325	$ 26,206	171,451	120,383	147,764
Numerator: Diluted
Net earnings from continuing operations									178,341	133,163	165,091
Net earnings attributable to redeemable noncontrolling interests									(562)	(104)	(595)
Net earnings from continuing operations attributable to Match Group, Inc. shareholders									177,779	133,059	164,496
Loss from discontinued operations, net of tax									(6,328)	(12,676)	(16,732)
Net earnings attributable to Match Group, Inc. shareholders									$ 171,451	$ 120,383	$ 147,764
Denominator: Basic
Weighted average shares outstanding - basic (in shares)									251,522,000	174,784,000	160,756,000
Denominator: Diluted
Weighted average shares outstanding - basic (in shares)									251,522,000	174,784,000	160,756,000
Dilutive securities including subsidiary denominated equity, stock options and RSU awards (in shares)									18,203,000	10,150,000	7,323,000
Dilutive weighted average common shares outstanding (in shares)									269,725,000	184,934,000	168,079,000
Earnings (loss) per share:
Earnings per share from continuing operations, basic (in usd per share)									$ 0.71	$ 0.76	$ 1.02
Earnings per share from continuing operations, diluted (in usd per share)									0.66	0.72	0.98
Loss per share from discontinued operations, net of tax, basic (in USD per share)									(0.03)	(0.07)	(0.10)
Loss per share from discontinued operations, net of tax, diluted (in USD per share)									(0.02)	(0.07)	(0.10)
Earnings per share attributable to Match Group, Inc. shareholders, basic (in USD per share)	$ 0.29	$ 0.22	$ 0.14	$ 0.03	$ 0.17	$ 0.21	$ 0.14	$ 0.16	0.68	0.69	0.92
Earnings per share attributable to Match Group, Inc. shareholders, diluted (in USD per share)	$ 0.27	$ 0.21	$ 0.13	$ 0.03	$ 0.16	$ 0.20	$ 0.14	$ 0.16	$ 0.64	$ 0.65	$ 0.88
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the calculation of diluted earnings per share (in shares)										5,200,000
Stock Options and RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the calculation of diluted earnings per share (in shares)									6,100,000
Market-Based Awards, PSOs, and PSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the calculation of diluted earnings per share (in shares)									2,500,000	7,500,000	0